Basis of Financial Statements - Recent Developments (Details) - Stewart Information Services Corporation $ / shares in Units, $ in Millions	Mar. 18, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Terms, Merger Agreement, required to divest assets or businesses, revenue (if exceeds)	$ 75
Terms, Merger Agreement, required to divest assets or businesses, revenue cap	225
Reverse break-up fee if Merger not completed	50
Consideration for acquisition	1,200
Consideration transferred, net debt assumed	$ 109
Proforma debt to capital (no more than)	0.20
Minimum
Business Acquisition [Line Items]
Consideration, per share of common stock (in dollars per share) | $ / shares	$ 25.00
Acquisition, stock exchange ratio	0.6425
Purchase price adjusted down on a pro-rata basis to a minimum purchase price (in dollars per share) | $ / shares	$ 45.50
Maximum
Business Acquisition [Line Items]
Consideration, per share of common stock (in dollars per share) | $ / shares	$ 50.00
Acquisition, stock exchange ratio	1.2850